UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4410

                           OPPENHEIMER DISCOVERY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES             VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.7%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.0%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
LKQ Corp. 1                                                                  264,600      $  9,160,452
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.2%
California Pizza Kitchen, Inc. 1                                             378,700        12,107,039
------------------------------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                                                    284,200        10,825,178
------------------------------------------------------------------------------------------------------
Mikohn Gaming Corp. 1                                                        413,200         4,078,284
------------------------------------------------------------------------------------------------------
Orient-Express Hotel Ltd.                                                    251,800         7,936,736
------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                              282,900         7,717,512
                                                                                          ------------
                                                                                            42,664,749
------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.7%
Coldwater Creek, Inc. 1                                                      245,000         7,479,850
------------------------------------------------------------------------------------------------------
GSI Commerce, Inc. 1                                                         455,800         6,878,022
                                                                                          ------------
                                                                                            14,357,872
------------------------------------------------------------------------------------------------------
MEDIA--1.6%
Central European Media Enterprises Ltd., Cl. A 1                             222,100        12,859,590
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Gymboree Corp. 1                                                             309,200         7,235,280
------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                                               341,800         9,734,464
------------------------------------------------------------------------------------------------------
Volcom, Inc. 1                                                               331,200        11,264,112
                                                                                          ------------
                                                                                            28,233,856
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Carter's, Inc. 1                                                             147,000         8,650,950


CONSUMER STAPLES--1.3%
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Chattem, Inc. 1                                                              117,600         4,279,464
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Herbalife Ltd. 1                                                             197,500         6,422,700


ENERGY--4.9%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Dril-Quip, Inc. 1                                                             78,400         3,700,480
------------------------------------------------------------------------------------------------------
Hercules Offshore, Inc. 1                                                     74,750         2,123,648
------------------------------------------------------------------------------------------------------
Todco, Cl. A                                                                 143,000         5,442,580
                                                                                          ------------
                                                                                            11,266,708
------------------------------------------------------------------------------------------------------
OIL & GAS--3.5%
Bill Barrett Corp. 1                                                         169,900         6,559,839
------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                               225,400         8,565,200
------------------------------------------------------------------------------------------------------
GMX Resources, Inc. 1                                                        165,000         5,940,000
------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                        299,300         7,883,562
                                                                                          ------------
                                                                                            28,948,601
FINANCIALS--8.1%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
Harris & Harris Group, Inc.                                                  367,800         5,112,420
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
East West Bancorp, Inc.                                                      157,100         5,732,579


1           |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES             VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
First Niagara Financial Group, Inc.                                          409,900      $  5,931,253
                                                                                          ------------
                                                                                            11,663,832
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Nasdaq Stock Market, Inc. 1                                                  147,000         5,171,460
------------------------------------------------------------------------------------------------------
United PanAm Financial Corp. 1                                               245,000         6,338,150
                                                                                          ------------
                                                                                            11,509,610
------------------------------------------------------------------------------------------------------
INSURANCE--1.8%
National Financial Partners Corp.                                            166,900         8,770,595
------------------------------------------------------------------------------------------------------
Tower Group, Inc.                                                            294,000         6,462,120
                                                                                          ------------
                                                                                            15,232,715
------------------------------------------------------------------------------------------------------
REAL ESTATE--2.9%
CB Richard Ellis Group, Inc., Cl. A 1                                        196,300        11,552,255
------------------------------------------------------------------------------------------------------
Newcastle Investment Corp.                                                   260,200         6,465,970
------------------------------------------------------------------------------------------------------
Redwood Trust, Inc.                                                          137,200         5,660,872
                                                                                          ------------
                                                                                            23,679,097
HEALTH CARE--22.9%
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.4%
Cubist Pharmaceuticals, Inc. 1                                               378,100         8,034,625
------------------------------------------------------------------------------------------------------
SeraCare Life Sciences, Inc. 1                                                27,100           245,255
------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1                                                   76,200         5,266,944
------------------------------------------------------------------------------------------------------
VaxGen, Inc. 1,2                                                              75,470           561,308
------------------------------------------------------------------------------------------------------
ViroPharma, Inc. 1                                                           299,900         5,563,145
                                                                                          ------------
                                                                                            19,671,277
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--11.9%
ArthroCare Corp. 1                                                           173,700         7,319,718
------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1                                               259,700         8,920,695
------------------------------------------------------------------------------------------------------
Foxhollow Technologies, Inc. 1                                               121,900         3,631,401
------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                              373,200        14,151,744
------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                    63,700         7,470,099
------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                               352,800        14,404,824
------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                    181,400         3,653,396
------------------------------------------------------------------------------------------------------
Neurometrix, Inc. 1                                                          225,400         6,148,912
------------------------------------------------------------------------------------------------------
Quidel Corp. 1                                                               294,000         3,163,440
------------------------------------------------------------------------------------------------------
Regeneration Technologies, Inc. 1,2,3                                        643,300         4,599,595
------------------------------------------------------------------------------------------------------
Syneron Medical Ltd. 1                                                       194,100         6,162,675
------------------------------------------------------------------------------------------------------
Thoratec Corp. 1                                                             284,200         5,880,098
------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                              303,800        12,865,930
                                                                                          ------------
                                                                                            98,372,527
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.7%
Amedisys, Inc. 1                                                             105,500         4,456,320
------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                 201,950        10,032,876
------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                              142,100         6,898,955
------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                275,100        16,159,374


2           |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES             VALUE
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Radiation Therapy Services, Inc. 1                                            53,100      $  1,874,961
                                                                                          ------------
                                                                                            39,422,486
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.9%
Adams Respiratory Therapeutics, Inc. 1                                       261,400        10,628,524
------------------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1                                         245,000         4,226,250
------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1                                                   98,000         5,069,540
------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1                                                        451,500         7,431,690
------------------------------------------------------------------------------------------------------
New River Pharmaceuticals, Inc. 1                                             98,000         5,084,240
                                                                                          ------------
                                                                                            32,440,244
INDUSTRIALS--13.4%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.3%
BE Aerospace, Inc. 1                                                         646,700        14,227,400
------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 1                                                           215,600         4,818,660
                                                                                          ------------
                                                                                            19,046,060
------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.9%
Hub Group, Inc., Cl. A 1                                                     208,100         7,356,335
------------------------------------------------------------------------------------------------------
AIRLINES--1.4%
SkyWest, Inc.                                                                447,600        12,022,536
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Pico Holdings, Inc. 1                                                        156,800         5,058,368
------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                 395,700        10,311,942
------------------------------------------------------------------------------------------------------
Tetra Tech, Inc. 1                                                           258,500         4,050,695
                                                                                          ------------
                                                                                            19,421,005
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.5%
Energy Conversion Devices, Inc. 1                                            176,400         7,188,300
------------------------------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1                                            250,000        10,187,500
------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                                                      278,800         2,969,220
                                                                                          ------------
                                                                                            20,345,020
------------------------------------------------------------------------------------------------------
MACHINERY--3.0%
Ceradyne, Inc. 1                                                             281,600        12,334,080
------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                             177,300         7,092,000
------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1                                                        62,300         5,388,950
                                                                                          ------------
                                                                                            24,815,030
------------------------------------------------------------------------------------------------------
MARINE--1.0%
UTI Worldwide, Inc.                                                           89,600         8,318,464


INFORMATION TECHNOLOGY--30.4%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.0%
F5 Networks, Inc. 1                                                          272,700        15,595,713
------------------------------------------------------------------------------------------------------
Orckit Communications Ltd. 1                                                 276,400         6,738,632
------------------------------------------------------------------------------------------------------
Redback Networks, Inc. 1                                                     735,100        10,335,506
                                                                                          ------------
                                                                                            32,669,851
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.6%
Hutchinson Technology, Inc. 1                                                200,000         5,690,000


3           |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES             VALUE
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
M-Systems Flash Disk Pioneers Ltd. 1                                         236,900      $  7,846,128
                                                                                          ------------
                                                                                            13,536,128
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Aeroflex, Inc. 1                                                             391,400         4,207,550
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--7.0%
Akamai Technologies, Inc. 1                                                  532,900        10,620,697
------------------------------------------------------------------------------------------------------
Aladdin Knowledge Systems Ltd. 1                                             285,000         4,907,700
------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                        271,800         8,083,332
------------------------------------------------------------------------------------------------------
Digitas, Inc. 1                                                              751,900         9,413,788
------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                             290,500        12,415,970
------------------------------------------------------------------------------------------------------
Openwave Systems, Inc. 1                                                     375,500         6,559,985
------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                           317,100         5,742,681
                                                                                          ------------
                                                                                            57,744,153
------------------------------------------------------------------------------------------------------
IT SERVICES--2.2%
Aquantive, Inc. 1                                                            485,800        12,261,592
------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                             207,000         6,321,780
                                                                                          ------------
                                                                                            18,583,372
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.9%
ATMI, Inc. 1                                                                 303,800         8,497,286
------------------------------------------------------------------------------------------------------
Conexant Systems, Inc. 1                                                   2,036,200         4,601,812
------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                               173,550         5,388,728
------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                             491,700         4,631,814
------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.                                              245,000         5,431,650
------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                            436,900        12,084,654
------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                                   1,205,600         6,666,968
------------------------------------------------------------------------------------------------------
Supertex, Inc. 1                                                             176,400         7,805,700
------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                                 343,000         6,174,000
------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                            164,800         7,239,664
------------------------------------------------------------------------------------------------------
Vimicro International Corp., ADR 1                                           499,300         4,883,154
                                                                                          ------------
                                                                                            73,405,430
------------------------------------------------------------------------------------------------------
SOFTWARE--6.2%
Bottomline Technologies, Inc. 1                                              591,100         6,513,922
------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                   279,000         9,993,780
------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                       309,100        14,935,712
------------------------------------------------------------------------------------------------------
TALX Corp.                                                                   117,600         5,375,496
------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                 1,000,100        14,771,477
                                                                                          ------------
                                                                                            51,590,387
TELECOMMUNICATION SERVICES--2.7%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
NeuStar, Inc., Cl. A 1                                                       265,500         8,095,095
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.7%
SBA Communications Corp. 1                                                   803,200        14,377,280
                                                                                          ------------
Total Common Stocks (Cost $688,828,372)                                                    809,482,846


4           |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES             VALUE
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------
Candescent Technologies Corp.:
$2.50 Cv., Series D, Vtg. 1,2                                              1,200,000      $         --
Sr. Exchangeable, Series E, Vtg. 1,2                                         800,000                --
Sr. Exchangeable, Series F, Vtg. 1,2                                         200,000                --
                                                                                          ------------
Total Preferred Stocks (Cost $8,900,000)                                                            --


                                                                               UNITS
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
------------------------------------------------------------------------------------------------------
Discovery Laboratories, Inc. Wts., Exp. 9/20/10 1,2 (Cost $0)                123,908           344,351


                                                                           PRINCIPAL
                                                                              AMOUNT
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.9%
------------------------------------------------------------------------------------------------------
Undivided interest of 1.32% in joint repurchase agreement
(Principal Amount/Value $1,203,488,000, with a maturity value of
$1,204,036,256) with UBS Warburg LLC, 4.10%, dated 12/30/05, to be repurchased at $15,950,263 on 1/3/06, collateralized by Federal
Home Loan Mortgage Corp., 5%--5.50%, 1/1/35--11/1/35, with a value of $565,118,538 and Federal National Mortgage Assn., 5.50%--6%,
11/1/34--1/1/36, with a value of $676,946,908  (Cost $15,943,000)        $15,943,000        15,943,000
------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $713,671,372)                                 99.7%      825,770,197
------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.3         2,561,421
                                                                         -----------------------------
Net Assets                                                                     100.0%     $828,331,618
                                                                         =============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $5,505,254, which represents 0.66% of the Fund's net assets, of which $905,659 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2005 amounts to $4,599,595. Transactions during the period in which the issuer was an affiliate are as follows:

                                          SHARES         GROSS        GROSS          SHARES
                                  SEPT. 30, 2005     ADDITIONS   REDUCTIONS   DEC. 31, 2005
-------------------------------------------------------------------------------------------
Regeneration Technologies, Inc.          666,900           --        23,600         643,300

                                                                   DIVIDEND        REALIZED
                                                         VALUE       INCOME            LOSS
-------------------------------------------------------------------------------------------
Regeneration Technologies, Inc.                    $ 4,599,595   $       --   $      32,357


5           |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $   716,074,372
                                             ===============

Gross unrealized appreciation                $   136,181,462
Gross unrealized depreciation                    (26,485,637)
                                             ---------------
Net unrealized appreciation                  $   109,695,825
                                             ===============

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


6           |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                               UNREALIZED
                                       ACQUISITION                       VALUATION AS OF     APPRECIATION
SECURITY                                     DATES              COST   DECEMBER 31, 2005   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., $2.50
Cv., Series D, Vtg.                        3/31/95   $     3,000,000   $              --   $   (3,000,000)

Candescent Technologies Corp., Sr.
Exchangeable, Series E, Vtg.               4/24/96         4,400,000                  --       (4,400,000)

Candescent Technologies Corp., Sr.
Exchangeable, Series F, Vtg.               6/11/97         1,500,000                  --       (1,500,000)

Discovery Laboratories, Inc. Wts.,
Exp. 9/20/10                               6/18/03                --             344,351          344,351

VaxGen, Inc.                              11/19/04           999,978             561,308         (438,670)
                                                     -----------------------------------------------------
                                                     $     9,899,978   $         905,659   $   (8,994,319)
                                                     =====================================================


7           |          OPPENHEIMER DISCOVERY FUND


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006